[graphic omitted]

----------------------------------------------
COLONIAL STRATEGIC BALANCED FUND ANNUAL REPORT
----------------------------------------------

October 31, 1997
                          ----------------------------
                          Not FDIC | May Lose Value
                          Insured  | No Bank Guarantee
                          ----------------------------

                  COLONIAL STRATEGIC BALANCED FUND HIGHLIGHTS
                      November 1, 1996 - October 31, 1997

INVESTMENT OBJECTIVE: Colonial Strategic Balanced Fund seeks current income and long-term growth, consistent with prudent risk, by diversifying investments primarily in U.S. and foreign equity and debt securities.

THE FUND IS DESIGNED TO OFFER:

* Growth and income potential from a strategic blend of markets
* Favorable stock and bond opportunities worldwide
* Broad diversification to help reduce risk
* Expert management by stock and bond specialists

PORTFOLIO MANAGER COMMENTARY: "As an investment carefully balanced between stocks and bonds, the performance of the Fund was on target, producing a positive total return that placed the Fund between the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index. Our strongest performers on the equity side were large-cap stocks. On the bond side, high-yield corporate bonds continued to provide positive results."
                                                 --Carl Ericson and James Haynie

                  COLONIAL STRATEGIC BALANCED FUND PERFORMANCE

                                          CLASS A     CLASS B        CLASS C(1)
 Inception date                           9/19/94     9/19/94        9/19/94
-------------------------------------------------------------------------------
12-month distributions declared           $0.626      $0.568         $0.568
   per share
-------------------------------------------------------------------------------
12-month total returns, assuming          17.24%      16.77%         16.75%
reinvestment of all distributions and
no sales charge or contingent deferred
sales charge (CDSC)
-------------------------------------------------------------------------------
Net asset value per share on 10/31/97     $14.45      $14.43         $14.45
-------------------------------------------------------------------------------

TOP FIVE HOLDINGS - EQUITY(2)               TOP FIVE COUNTRIES - GOV'T BONDS(2)
(as of 10/31/97)                            (as of 10/31/97)

1. Office Depot, Inc..........1.0%          1. United States ...........10.2%
2. TJX Companies, Inc.........1.0%          2. United Kingdom........... 2.7%
3. Merck & Co., Inc...........0.9%          3. Australia................ 1.6%
4. Warner-Lambert Co..........0.8%          4. Denmark.................. 1.1%
5. Philip Morris Co., Inc.....0.8%          5. Russia................... 0.9%

(1) On July 1, 1997, Class D shares were redesignated Class C shares.
(2) Holding and country breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these countries in the future.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[Photo of Harold W. Cogger]

I am pleased to present your Fund's annual report for the 12-month period ended October 31, 1997. This report reflects on the investment environment for the period and on the performance of the Fund.

During the period, the economy exhibited continuous well-balanced growth with only modest levels of inflation. In this positive economic environment, the two largest areas of focus in the portfolio -- large-cap stocks and high-yield corporate bonds -- produced attractive returns for investors. The strength of the economy enabled companies to generate strong cash flow and produce higher earnings. In turn, the high-yield bonds issued by these companies became more attractive to investors.

At the end of the period, the stock market experienced a correction. As a result, we anticipate some degree of volatility in the markets during the coming months. However, we believe that the broad diversification inherent in our approach to managing this Fund should reduce the negative impact of drastic market fluctuations.

In addition, the Fund's managers constantly examine the effectiveness of the current asset allocation mix and make adjustments as necessary to provide current income and long-term growth potential consistent with prudent risk. The Fund's diversification allows us to be well positioned for economic and market conditions.

As always, we thank you for the opportunity to help meet your investment goals.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
December 10, 1997

Because market conditions change frequently, there can be no assurance that the trends described herein will continue.

PORTFOLIO MANAGEMENT REPORT

CARL ERICSON AND JAMES HAYNIE are portfolio co-managers of Colonial Strategic Balanced Fund. Mr. Ericson, who manages the fixed-income portion of the portfolio, is a Senior Vice President of Colonial Management Associates, Inc. and Director of the Taxable Fixed Income Department. Mr. Haynie, who manages the equity portion, is a Vice President of Colonial Management Associates, Inc.


ECONOMY CONTINUES LONG CYCLE OF GROWTH

The U.S. economy continued its long cycle of well-balanced growth and appears poised to continue at this pace in the near term. Inflation remains subdued, and the breadth of corporate earnings remains respectable. In addition, leading indicators suggest a solid fourth quarter and money supply growth continues to accelerate, an indication that above-average growth could extend into the first part of 1998.

While the stock market experienced a correction at the close of the period, the Fund's diversification strategy reduced the impact of the market's fluctuations.

PERFORMANCE ON TRACK FOR BALANCED FUND

The Fund generally attempts to maintain a 60/40 split between stocks and bonds. At the end of the period, the Fund's position was 57.3% stocks, 33.2% bonds and 9.5% in cash. As expected of a balanced fund with this mix, our total return of 17.24% for the year placed Class A shares between the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index (recognized benchmarks of stock and bond performance, respectively).

CAPITALIZING ON LARGE-CAP STOCKS

The Fund's equity position consists mainly of large-cap stocks, small-cap stocks and foreign stocks. The largest percentage -- approximately 60% at the end of the period -- remained invested in large-cap stocks, such as Intel and other blue-chip companies. For the majority of the 12-month period, this sector of the equity market outperformed other equity sectors. The remainder of the equity holdings was fairly evenly split between small-cap companies and foreign stocks. Toward the end of the period, small-cap companies performed well, while non-U.S. holdings, primarily in Japan, the United Kingdom and Germany, lagged.

HIGH-YIELD BONDS CONTINUE TO OUTPERFORM PEERS

On the bond side, the Fund's mix consisted mainly of government, corporate and foreign securities. During this period, the Fund invested most heavily in high-yield corporate bonds, which benefited from the economy and relatively low interest rates. The high-yield market drew its strength from strong cash flow and liquidity of the issuing companies.

During the past six months, we have de-emphasized our holdings in foreign bonds by eliminating our position in Venezuela and trimming our holdings in other emerging market bonds. These actions positively impacted the Fund's performance. At the end of the period, our foreign holdings accounted for less than 25% of our total bond position.

In turn, we increased our government bond position to approximately 25% of the Fund's total bond holdings. We maintain a relatively positive outlook for the government market in the near term.

FOCUSED ON THE FUTURE

As always, we continue to seek solid, steady returns by maintaining significant exposure to all six sectors in which the Fund invests, without subjecting shareholders to high levels of fluctuations in share price. As a result, we believe that we are well positioned for potentially volatile economic and market conditions. In pursuit of the Fund's objective, we actively manage the portfolio's investments in each sector to pursue value and capitalize on opportunities.

         COLONIAL STRATEGIC BALANCED FUND'S INVESTMENT PERFORMANCE VS.
                        STANDARD & POOR'S 500 INDEX AND
                LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
               Change in Value of $10,000 from 9/30/94 - 10/31/97

                      CLASS A SHARES BASED ON NAV AND POP

AVERAGE ANNUAL TOTAL RETURNS*
Inception 9/19/94          NAV        POP
-------------------------------------------
1 YEAR                    20.69%     14.96%
-------------------------------------------
SINCE INCEPTION           17.86      15.99

                 NAV       POP      LEHMAN BROTHERS     S&P 500 INDEX
---------------------------------------------------------------------
Sep 94         10,000     9,525         10,000              10,000
Oct 94         10,030     9,554          9,989              10,224
Nov 94          9,717     9,255          9,971               9,852
Dec 94          9,801     9,335         10,037               9,998
Jan 95          9,780     9,316         10,230              10,257
Feb 95         10,127     9,646         10,467              10,657
Mar 95         10,396     9,902         10,537              10,971
Apr 95         10,611    10,107         10,684              11,294
May 95         10,899    10,381         11,132              11,744
Jun 95         11,253    10,718         11,221              12,017
Jul 95         11,822    11,260         11,177              12,415
Aug 95         11,935    11,369         11,320              12,446
Sep 95         12,194    11,615         11,435              12,971
Oct 95         12,184    11,605         11,603              12,924
Nov 95         12,456    11,864         11,794              13,491
Dec 95         12,486    11,893         11,968              13,751
Jan 96         12,707    12,104         12,043              14,219
Feb 96         13,013    12,395         11,787              14,351
Mar 96         13,048    12,429         11,688              14,489
Apr 96         13,378    12,742         11,608              14,702
May 96         13,558    12,914         11,588              15,081
Jun 96         13,276    12,646         11,743              15,138
Jul 96         13,052    12,432         11,770              14,470
Aug 96         13,287    12,656         11,742              14,776
Sep 96         13,811    13,155         11,950              15,607
Oct 96         13,918    13,257         12,229              16,037
Nov 96         14,490    13,801         12,454              17,248
Dec 96         14,443    13,757         12,316              16,906
Jan 97         14,631    13,936         12,330              17,962
Feb 97         14,642    13,947         12,356              18,103
Mar 97         14,220    13,544         12,209              17,361
Apr 97         14,476    13,788         12,388              18,396
May 97         15,100    14,383         12,503              19,521
Jun 97         15,602    14,861         12,654              20,388
Jul 97         16,398    15,619         13,041              22,010
Aug 97         15,983    15,224         12,894              20,778
Sep 97         16,668    15,876         13,097              21,916
Oct 97         16,318    15,543         13,307              21,184


CLASS B SHARES BASED ON NAV AND MAXIMUM CDSC

AVERAGE ANNUAL TOTAL RETURNS*
Inception 9/19/94          NAV       W/CDSC
-------------------------------------------
1 YEAR                    20.12%     15.12%
-------------------------------------------
SINCE INCEPTION           17.34      16.62

                 NAV       POP      LEHMAN BROTHERS     S&P 500 INDEX
---------------------------------------------------------------------
Sep 94         10,000    10,000         10,000              10,000
Oct 94         10,030    10,030          9,989              10,224
Nov 94          9,716     9,716          9,971               9,852
Dec 94          9,792     9,792         10,037               9,998
Jan 95          9,772     9,772         10,230              10,257
Feb 95         10,118    10,118         10,467              10,657
Mar 95         10,376    10,376         10,537              10,971
Apr 95         10,602    10,602         10,684              11,294
May 95         10,878    10,878         11,132              11,744
Jun 95         11,221    11,221         11,221              12,017
Jul 95         11,799    11,799         11,177              12,415
Aug 95         11,902    11,902         11,320              12,446
Sep 95         12 147    12,147         11,435              12,971
Oct 95         12,137    12,137         11,603              12,924
Nov 95         12,408    12,408         11,794              13,491
Dec 95         12,425    12,425         11,968              13,751
Jan 96         12,646    12,646         12,043              14,219
Feb 96         12,940    12,940         11,787              14,351
Mar 96         12,974    12,974         11,688              14,489
Apr 96         13,292    13,292         11,608              14,702
May 96         13,471    13,471         11,588              15,081
Jun 96         13,187    13,187         11,743              15,138
Jul 96         12,953    12,953         11,770              14,470
Aug 96         13,187    13,187         11,742              14,776
Sep 96         13,704    13,704         11,950              15,607
Oct 96         13,800    13,800         12,229              16,037
Nov 96         14,368    14,368         12,454              17,248
Dec 96         14,306    14,306         12,316              16,906
Jan 97         14,493    14,493         12,330              17,962
Feb 97         14,504    14,504         12,356              18,103
Mar 97         14,080    14,080         12,209              17,361
Apr 97         14,323    14,323         12,388              18,396
May 97         14,931    14,931         12,503              19,521
Jun 97         15,423    15,423         12,654              20,388
Jul 97         16,211    16,211         13,041              22,010
Aug 97         15,789    15,789         12,894              20,778
Sep 97         16,461    16,461         13,097              21,916
Oct 97         16,115    15,815         13,307              21,184


                     CLASS C SHARES BASED ON NAV AND W/CDSC

AVERAGE ANNUAL TOTAL RETURNS*
Inception 9/19/94          NAV       W/CDSC
-------------------------------------------
1 YEAR                    20.09%     19.09%
-------------------------------------------
SINCE INCEPTION           17.33      17.33

                 NAV       POP      LEHMAN BROTHERS     S&P 500 INDEX
---------------------------------------------------------------------
Sep 94         10,000    10,000         10,000              10,000
Oct 94         10,030    10,030          9,989              10,224
Nov 94          9,716     9,716          9,971               9,852
Dec 94          9,799     9,799         10,037               9,998
Jan 95          9,768     9,768         10,230              10,257
Feb 95         10,115    10,115         10,467              10,657
Mar 95         10,372    10,372         10,537              10,971
Apr 95         10,598    10,598         10,684              11,294
May 95         10,875    10,875         11,132              11,744
Jun 95         11,226    11,226         11,221              12,017
Jul 95         11,794    11,794         11,177              12,415
Aug 95         11,897    11,897         11,320              12,446
Sep 95         12,152    12,152         11,435              12,971
Oct 95         12,141    12,141         11,603              12,924
Nov 95         12,402    12,402         11,794              13,491
Dec 95         12,429    12,429         11,968              13,751
Jan 96         12,649    12,649         12,043              14,219
Feb 96         12,943    12,943         11,787              14,351
Mar 96         12,965    12,965         11,688              14,489
Apr 96         13,293    13,293         11,608              14,702
May 96         13,462    13,462         11,588              15,081
Jun 96         13,179    13,179         11,743              15,138
Jul 96         12,956    12,956         11,770              14,470
Aug 96         13,179    13,179         11,742              14,776
Sep 96         13,706    13,706         11,950              15,607
Oct 96         13,802    13,802         12,229              16,037
Nov 96         14,358    14,358         12,454              17,248
Dec 96         14,307    14,307         12,316              16,906
Jan 97         14,494    14,494         12,330              17,962
Feb 97         14,494    14,494         12,356              18,103
Mar 97         14,071    14,071         12,209              17,361
Apr 97         14,325    14,325         12,388              18,396
May 97         14,931    14,931         12,503              19,521
Jun 97         15,422    15,422         12,654              20,388
Jul 97         16,210    16,210         13,041              22,010
Aug 97         15,788    15,788         12,894              20,778
Sep 97         16,459    16,459         13,097              21,916
Oct 97         16,113    16,113         13,307              21,184

*Average annual total returns are as of 9/30/97, the most recent quarter end.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of U.S. stock market securities. The Lehman Brothers
Government/Corporate Bond Index is an unmanaged index that tracks the performance of U.S. Government and U.S. Corporate bonds. Unlike mutual funds, indexes do not incur fees or charges, and it is not possible to invest in an index.

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charges of 4.75% for Class A. The CDSC returns reflect charges of 5% for one year and 3% since inception for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

                             INVESTMENT PORTFOLIO
                        OCTOBER 31, 1997 (IN THOUSANDS)
 COMMON STOCKS - 56.3%                          COUNTRY   SHARES        VALUE
 ------------------------------------------------------------------------------
 CONSTRUCTION - 0.5%
  BUILDING CONSTRUCTION - 0.5%
  Continental Homes Holding Corp.                              7    $     211
  Pulte Corp.                                                 11          407
                                                                    ---------
                                                                          618
                                                                    ---------
  HEAVY CONSTRUCTION - NON BUILDING CONSTRUCTION - 0.0%
  Yondenko Corp.                                 Ja            9           44
                                                                    ---------
 ------------------------------------------------------------------------------
 FINANCE, INSURANCE & REAL ESTATE - 8.3%
  DEPOSITORY INSTITUTIONS - 4.6%
  BankAmerica Corp.                                           12          858
  BankBoston Corp.                                             3          276
  Bank of Montreal                               Ca            4          173
  Bank of New York Co., Inc.                                   7          349
  Banker's Trust New York Co.                                  3          338
  Citicorp                                                     5          600
  Comerica, Inc.                                               1           95
  Corporacion Bancaria de Espana SA              Sp            5          277
  Firstar Corp.                                               14          506
  Greenpoint Financial Corp.                                   9          560
  HSBC Holdings PLC                              HK            6          127
  J.P. Morgan & Co., Inc.                                      4          439
  Kredietbank NV                                 Be          (a)           84
  Lloyds Bank PLC                                UK           19          235
  National Westminster Bank PLC                  UK            9          123
  Norwest Corp.                                                7          236
  ONBANCorp., Inc.                                            10          649
                                                                    ---------
                                                                        5,925
                                                                    ---------
  HOLDING & OTHER INVESTMENT COMPANIES - 0.1%
  Worms et Cie                                   Fr            1          103
                                                                    ---------
  INSURANCE CARRIERS - 2.6%
  Allstate Corp.                                               3          231
  American Bankers Insurance Group, Inc.                       6          224
  American International Group, Inc.                           9          918
  Centris Group, Inc.                                          8          163
  Fremont General Corp.                                        4          200
  Life Re Corp.                                                3          171
  Loews Corp.                                                  5          514
  Maxicare Health Plans, Inc. (b)                              4           56
  Pacificare Health Systems, Inc. (b)                          1           86
  Progressive Corp.                                            6          646
  Protective Life Corp. (b)                                    3          169
                                                                    ---------
                                                                        3,378
                                                                    ---------
  INVESTMENT COMPANIES - 0.0%
  First Australia Fund, Inc.                     Au            3           18
  First Phillipine Fund, Inc.                    Ph            2           17
                                                                    ---------
                                                                           35
                                                                    ---------
  NONDEPOSITORY CREDIT INSTITUTIONS - 0.7%
  Aplus Co., Ltd.                                Ja           42           49
  Green Tree Financial Corp.                                  10          421
  The Money Store, Inc.                                       13          379
                                                                    ---------
                                                                          849
                                                                    ---------
  SECURITY BROKERS & DEALERS - 0.3%
  Paine Webber Group, Inc.                                    10          442
                                                                    ---------
 ------------------------------------------------------------------------------
 MANUFACTURING - 27.3%
  APPAREL - 0.2%
  Nautica Enterprises, Inc. (b)                                8          224
                                                                    ---------
  CHEMICALS & ALLIED PRODUCTS - 6.1%
  American Home Products Corp.                                 7          519
  BASF AG                                        G             6          203
  Bayer AG                                       G            10          351
  Bristol-Myers Squibb Co.                                    10          878
  DSM NV                                         Ne            1           63
  E.I. DuPont de Nemours & Co.                                 3          159
  Eli Lilly & Co.                                             13          869
  Haw Par Brothers International Ltd.            Si           20           32
  International Specialty Products, Inc. (b)                  35          523
  Johnson & Johnson                                            7          411
  Merck & Co., Inc.                                           13        1,151
  Merck KGAA                                     G             4          150
  NCH Corp.                                                    3          201
  Norsk Hydro A.S.                               No            2           84
  Schering-Plough Corp.                                       15          841
  Union Carbide Corp.                                          8          347
  Warner-Lambert Co.                                           8        1,074
                                                                    ---------
                                                                        7,856
                                                                    ---------
  COMMUNICATIONS EQUIPMENT - 1.7%
  Aspect Telecommunications Corp. (b)                          8          192
  Comverse Technology, Inc. (b)                                4          173
  Harman International Industries, Inc.                        2          119
  Motorola, Inc.                                              12          741
  Philips Electronics NV                         Ne           12          954
                                                                    ---------
                                                                        2,179
                                                                    ---------
  ELECTRONIC COMPONENTS - 0.7%
  HADCO Corp. (b)                                              7          390
  International Rectifier Corp. (b)                            8          107
  Park Electrochemical Corp.                                   4          102
  Sanmina Corp. (b)                              Fr            5          359
                                                                    ---------
                                                                          958
                                                                    ---------
  ELECTRONIC MACHINERY, COMPUTERS & SUPPLIES  - 0.3%
  Hitachi Maxwell                                Ja           10          223
  Komag, Inc. (b)                                              6          104
                                                                    ---------
                                                                          327
                                                                    ---------
  FABRICATED METAL - 0.5%
  Buderus AG                                     G           (a)           97
  Bunka Shutter Co. Ltd.                         Ja           20           74
  GFI Industries SA                              Fr            1          202
  Oriental Holdings Bhd                          Ma           11           23
  SCHMALBACH LUBECA AG                           G             2          278
                                                                    ---------
                                                                          674
                                                                    ---------
  FOOD & KINDRED PRODUCTS - 2.4%
  Archer Daniels Midland Co.                                  14          322
  Hudson Foods, Inc.                                           9          160
  Nestle Ag (Reg)                                Sz          (a)          494
  PepsiCo, Inc.                                                4          147
  Philip Morris Co., Inc.                                     25          995
  Sara Lee Corp.                                              14          690
  Smithfield Foods, Inc. (b)                                   5          143
  Superfos AS                                    De            5          120
                                                                    ---------
                                                                        3,071
                                                                    ---------
  FURNITURE & FIXTURES - 0.2%
  Hillenbrand Industries, Inc.                                 7          299
                                                                    ---------
  LEATHER - 0.2%
  Wolverine World Wide, Inc.                                  12          260
                                                                    ---------
  LUMBER & WOOD PRODUCTS - 0.1%
  Oakwood Homes Corp.                                          5          137
                                                                    ---------
  MACHINERY & COMPUTER EQUIPMENT - 3.2%
  Amatsuji Steel Ball Manufacturing              Ja           14          134
  Applied Materials, Inc. (b)                                 10          334
  Brunswick Corp.                                              4          118
  Caterpillar, Inc.                                            5          256
  Deere & Co.                                                  3          142
  EMC Corp. (b)                                                7          370
  Fujitsu Ltd.                                   Ja            4           44
  Gateway 2000, Inc. (b)                                      10          287
  Hewlett-Packard Co.                                          8          469
  Hitachi Ltd.                                   Ja           14          108
  International Business Machines Corp.                        7          667
  Lam Research Corp. (b)                                       3           90
  Seagate Technology, Inc. (b)                                14          369
  Sun Microsystems, Inc. (b)                                  16          562
  Swedish Match AB, ADR                          Sw            1           16
  Toro Co.                                                     3          128
                                                                    ---------
                                                                        4,094
                                                                    ---------
  MEASURING & ANALYZING INSTRUMENTS - 1.2%
  Bio-Rad Laboratories, Inc.,
   Class A (b)                                                 6          156
  Credence Systems Corp. (b)                                  12          354
  Esterline Technologies Corp. (b)                             6          200
  Fuji Photo Film Co., Ltd.                      Ja            5          181
  Medtronic, Inc.                                             15          670
                                                                    ---------
                                                                        1,561
                                                                    ---------
  MISCELLANEOUS MANUFACTURING - 0.3%
  Callaway Golf Co.                                           12          400
                                                                    ---------
  Paper Products - 1.0%
  ACX Technologies, Inc. (b)                                   8          210
  Longview Fibre Co.                                          10          159
  Paragon Trade Brands, Inc. (b)                              12          225
  Potlatch Corp.                                              10          484
  SCA Laakirchen AG                              Au          (a)          223
                                                                    ---------
                                                                        1,301
                                                                    ---------
  PETROLEUM REFINING - 3.9%
  Amerada Hess Corp.                                           8          467
  Amoco Corp.                                                  9          825
  British Petroleum Co., PLC                     UK            5          456
  Chevron Corp.                                               10          829
  Exxon Corp.                                                  6          369
  Kerr-Mcgee Corp.                                             7          439
  Lyondell Petrochemical Co.                                   9          228
  Murphy Oil Corp.                                             7          406
  Phillips Petroleum Co.                                       3          121
  USX-Marathon Group                                          25          894
                                                                    ---------
                                                                        5,034
                                                                    ---------
  PRIMARY METAL - 0.7%
  Acerinox SA                                    Sp            3          447
  Alcan Aluminum Ltd.                                          5          129
  British Steel PLC                              UK           29           75
  Texas Industries, Inc.                                       4          199
                                                                    ---------
                                                                          850
                                                                    ---------
  PRIMARY SMELTING - 0.3%
  Phelps Dodge Corp.                                           5          387
                                                                    ---------
  PRINTING & PUBLISHING - 0.8%
  Data Dimensions, Inc. (b)                                   20          540
  Gannett Co., Inc.                                           10          526
                                                                    ---------
                                                                        1,066
                                                                    ---------
  RUBBER & PLASTIC - 0.4%
  Continental AG                                 G             8          179
  Nike, Inc., Class B                                          6          282
                                                                    ---------
                                                                          461
                                                                    ---------
  STONE, CLAY, GLASS & CONCRETE - 0.2%
  Global Industrial Technologies, Inc. (b)                     8          137
  Owens Corning Fiberglass Corp. (b)                           3          103
  Vitro S.A.                                     Mx           12           47
                                                                    ---------
                                                                          287
                                                                    ---------
  TOBACCO PRODUCTS - 0.4%
  B.A.T. Industries PLC                          UK           54          471
                                                                    ---------
  TRANSPORTATION EQUIPMENT - 2.5%
  Alliedsignal, Inc.                                          20          720
  Alvis PLC                                      UK           30           73
  Arvin Industries, Inc.                                      17          618
  Borg-Warner Automotive, Inc.                                10          523
  Coachmen Industries, Inc.                                   11          211
  Ford Motor Co.                                               6          262
  Honda Motor Co. Ltd.                           Ja            2           67
  Northrop Grumman Corp.                                       5          538
  Varlen Corp.                                                 4          137
  Volvo AB ADR                                   Sw            5          124
                                                                    ---------
                                                                        3,273
                                                                    ---------
 ------------------------------------------------------------------------------
  MINING & ENERGY - 0.8%
  CRUDE PETROLEUM & NATURAL GAS - 0.5%
  Burlington Resources, Inc.                                   8          406
  Occidental Petroleum Corp.                                   9          237
                                                                    ---------
                                                                          643
                                                                    ---------
  METAL MINING - 0.2%
  Cleveland-Cliffs, Inc.                                       6          274
                                                                    ---------
  NONMETALLIC, EXCEPT FUELS - 0.1%
  Potash Corp. of Saskatchewan, Inc.             Ca            1           98
                                                                    ---------
 ------------------------------------------------------------------------------
 RETAIL TRADE - 7.0%
  APPAREL & ACCESSORY STORES - 1.7%
  Dress Barn, Inc. (b)                                        23          581
  Ross Stores, Inc.                                           10          374
  TJX Companies, Inc.                                         44        1,289
                                                                    ---------
                                                                        2,244
                                                                    ---------
  AUTO DEALERS & GAS STATIONS - 0.0%
  Aichi Toyota Motor                             Ja            4           43
                                                                    ---------
  FOOD STORES - 1.8%
  American Stores Co.                                         25          642
  General Nutrition Companies, Inc. (b)                       14          441
  Giant Food, Inc.                                            12          358
  Safeway, Inc. (b)                                           16          907
                                                                    ---------
                                                                        2,348
                                                                    ---------
  GENERAL MERCHANDISE STORES - 1.7%
  BJ'S Wholesale Club, Inc. (b)                                6          167
  Daiwa Co.                                      Ja           47          160
  Dollar General Corp.                                        16          523
  Federated Department Stores, Inc. (b)                        6          260
  Homebase, Inc. (b)                                           6           53
  Jardine Strategic Holdings Ltd.                Si           22           70
  Fred Meyer, Inc. (b)                                        22          628
  Sears, Roebuck & Co.                                         7          293
                                                                    ---------
                                                                        2,154
                                                                    ---------
  HOME FURNISHINGS & EQUIPMENT - 0.3%
  Circuit City Stores, Inc.                                    4          163
  CompUSA, Inc. (b)                                            8          262
                                                                    ---------
                                                                          425
                                                                    ---------
  MISCELLANEOUS RETAIL - 1.2%
  Imasco Ltd.                                    Ca            7          223
  Office Depot, Inc. (b)                                      63        1,299
                                                                    ---------
                                                                        1,522
                                                                    ---------
  RESTAURANTS - 0.3%
  Foodmaker, Inc. (b)                                         25          411
  Tricon Global Restaurants, Inc. (b)                        (a)           12
                                                                    ---------
                                                                          423
                                                                    ---------
 ------------------------------------------------------------------------------
 SERVICES - 4.5%
  BUSINESS SERVICES - 0.8%
  Advo, Inc.                                                  37          830
  Norrell Corp.                                                8          245
                                                                    ---------
                                                                        1,075
                                                                    ---------
  COMPUTER RELATED SERVICES - 1.4%
  Cadence Design Systems, Inc. (b)                            18          953
  Computer Associates International, Inc.                      3          252
  HBO & Co.                                                   14          592
                                                                    ---------
                                                                        1,797
                                                                    ---------
  COMPUTER SOFTWARE - 0.9%
  McAfee Associates, Inc. (b)                                  5          249
  Microsoft Corp. (b)                                          5          649
  Oracle Systems Corp. (b)                                     6          215
                                                                    ---------
                                                                        1,113
                                                                    ---------
  ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 0.1%
  International-Muller NV                        Ne            3          108
                                                                    ---------
  Health Services - 1.0%
  Integrated Health Services, Inc.                             7          221
  Lincare Holdings, Inc. (b)                                   9          483
  Tenet Healthcare Corp. (b)                                  18          553
                                                                    ---------
                                                                        1,257
                                                                    ---------
  Hotels, Camps & Lodging - 0.3%
  Hospitality Franchise Systems, Inc. (b)                      6          423
                                                                    ---------
 ------------------------------------------------------------------------------
 TRANSPORTATION, COMMUNICATION,
 ELECTRIC, GAS & SANITARY SERVICES - 6.5%
  AIR TRANSPORTATION - 0.9%
  British Airways PLC                            UK            1           98
  Comair Holdings, Inc.                                        9          331
  Delta Air Lines, Inc.                                        7          705
  Lufthansa AG                                   G             5           87
                                                                    ---------
                                                                        1,221
                                                                    ---------
  COMMUNICATIONS - 1.7%
  BellSouth Corp.                                             17          804
  SBC Communications, Inc.                                     2          146
  Telecom Italia SPA                             It           83          521
  Telefonica de Espana                           Sp           18          490
  Telefonos de Mexico SA                         Mx            1           48
  WorldCom, Inc.                                               7          235
                                                                    ---------
                                                                        2,244
                                                                    ---------
  ELECTRIC SERVICES - 1.9%
  Allegheny Energy, Inc.                                       4           99
  American Electric Power Co., Inc.                           14          638
  Central Hudson Gas & Electric Corp.                         10          354
  FPL Group, Inc.                                             13          646
  Public Service Enterprise Group, Inc.                       16          415
  Unicom Corp.                                                10          280
                                                                    ---------
                                                                        2,432
                                                                    ---------
  GAS SERVICES - 0.8%
  Consolidated Natural Gas Co.                                 4          216
  MCN Corp., 8.750%, PRIDES                                   10          346
  NICOR, Inc.                                                  3          108
  Pacific Enterprises                                         11          360
                                                                    ---------
                                                                        1,030
                                                                    ---------
  RAILROAD - 0.3%
  Canadian Pacific Ltd.                                       15          447
                                                                    ---------
  SANITARY SERVICES - 0.4%
  USA Waste Services, Inc. (b)                                10          370
  Yorkshire Water PLC                            UK           14          114
                                                                    ---------
                                                                          484
                                                                    ---------
  WATER TRANSPORTATION - 0.5%
  DFDS AS                                        De          (a)           90
  Koninklijke Nedlloyd Groep NV                  Ne           17          490
                                                                    ---------
                                                                          580
                                                                    ---------
 ------------------------------------------------------------------------------
 WHOLESALE TRADE - 1.4%
  DURABLE GOODS - 1.4%
  Arrow Electronics, Inc. (b)                                  4          114
  Beers NV                                       Ne            3           86
  Commercial Metals Co.                                       12          400
  Ethan Allen Interiors, Inc.                                 15          521
  Hughes Supply, Inc.                                          6          209
  Patterson Dental Co. (b)                                    11          456
  Shelter Components Corp.                                     2           27
                                                                    ---------
                                                                        1,813
                                                                    ---------
  NONDURABLE GOODS - 0.0%
  Dalgety PLC                                    UK           11           43
                                                                    ---------
 TOTAL COMMON STOCKS (cost of $53,524)                                 72,805
                                                                    ---------
 PREFERRED STOCKS - 1.0%
 ------------------------------------------------------------------------------
 TRANSPORTATION, COMMUNICATION,
 ELECTRIC, GAS & SANITARY SERVICES - 1.0%
  CABLE
  Cablevision Systems Corp.,
   11.125%, PIK, Series M                                      3          311
  Time Warner, 10.250%, Series M                               1          953
                                                                    ---------
 TOTAL PREFERRED STOCKS (cost of $1,213)                                1,264
                                                                    ---------
 RIGHTS - 0.0%
 ------------------------------------------------------------------------------
 MANUFACTURING - 0.0%
  TRANSPORTATION EQUIPMENT - 0.0%
  Alvis Funding                                  UK            8            3
                                                                    ---------
 PUBLIC ADMINISTRATION - 0.0%
  GENERAL GOVERNMENT - 0.0%
  Mexican Government Rights W/ Series A&B (c)                300          (a)
                                                                    ---------
 TOTAL RIGHTS (cost of $0)                                                  3
                                                                    ---------
 BONDS & NOTES - 33.2%                                       PAR
 ------------------------------------------------------------------------------
 CORPORATE FIXED-INCOME BONDS & NOTES - 14.1%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 MANUFACTURING - 5.8%
  Chemicals & Allied Products - 1.4%
  Agricultural Minerals
    Co., L.P.,                 10.750%  09/30/03           $ 100          107
  Laroche Industries, Inc.,
                                9.500%  09/15/07(d)          500          496
  Revlon Consumer Products Corp.,
                               10.500%  02/15/03             250          264
  Revlon Worldwide Corp.:
                          (e)           03/15/98             250          244
                          (e)           03/15/01             300          206
  Sterling Chemicals, Inc.,
                               11.250%  04/01/07             500          548
                                                                    ---------
                                                                        1,865
                                                                    ---------
  ELECTRONIC & ELECTRICAL EQUIPMENT - 0.6%
  LDM Technologies, Inc.,
                               10.750%  01/15/07             500          546
  Unisys Corp., Senior Notes,
                               11.750%  10/15/04             250          283
                                                                    ---------
                                                                          829
                                                                    ---------
  FABRICATED METAL - 0.4%
  Euramax International, PLC,
                               11.250%  10/01/06(f)          250          270
  Renco Metals, Inc.,
                               11.500%  07/01/03             250          265
                                                                    ---------
                                                                          535
                                                                    ---------
  LUMBER & WOOD PRODUCTS - 0.1%
  Triangle Pacific Corp.,
                               10.500%  08/01/03             100          105
                                                                    ---------
  MACHINERY & COMPUTER EQUIPMENT - 0.2%
  IMO Industries,
                               11.750%  05/01/06             250          275
                                                                    ---------
  MEASURING & ANALYZING INSTRUMENTS - 0.2%
  Intertek Finance, PLC,
                               10.250%  11/01/06(f)          250          260
                                                                    ---------
  MISCELLANEOUS MANUFACTURING - 1.4%
  American Standard Co.,
    stepped coupon, (10.500% 06/01/98)
                          (g)           06/01/05             250          250
  Borg-Warner Security Corp.,
                                9.625%  03/15/07             500          516
  ISP Holdings, Inc.,
                                9.750%  02/15/02             250          264
  Polymer Group, Inc.,
                                9.000%  07/01/07             500          500
  Shop Vac Corp.,
                               10.625%  09/01/03             250          267
                                                                    ---------
                                                                        1,797
                                                                    ---------
  PAPER PRODUCTS - 0.2%
  Stone Container Corp.,
                               10.750%  10/01/02             250          267
                                                                    ---------
  PRIMARY METAL - 0.7%
  Algoma Steel, Inc.,
                               12.375%  07/15/05             250          289
  Kaiser Aluminum & Chemical Corp.,
                               10.875%  10/15/06             300          331
  US Can Corp.,
                               10.125%  10/15/06             200          209
                                                                    ---------
                                                                          829
                                                                    ---------
  PRINTING & PUBLISHING - 0.4%
  Hollinger International Publishing,
                                9.250%  03/15/07           $ 500        $ 515
                                                                    ---------
  TRANSPORTATION EQUIPMENT - 0.2%
  Aftermarket Technology Corp.,
                               12.000%  08/01/04              86           95
  Collins & Aikman Products Co.,
                               11.500%  04/15/06             200          226
                                                                    ---------
                                                                          321
                                                                    ---------
 ------------------------------------------------------------------------------
 MINING & ENERGY - 1.1%
  CRUDE PETROLEUM & NATURAL GAS - 0.2%
  Ferrellgas Finance Corp., LP,
                               10.000%  08/01/01             200          211
                                                                    ---------
  OIL & GAS EXTRACTION - 0.3%
  Gulf Canada Resources Ltd.:
                                9.250%  01/15/04             100          106
                                9.625%  07/01/05             100          111
  Nuevo Energy Co.,
                                9.500%  04/15/06             200          214
                                                                    ---------
                                                                          431
                                                                    ---------
  OIL & GAS FIELD SERVICES - 0.6%
  Falcon Drilling Co., Inc.,
                                9.750%  01/15/01             200          209
  Magnum Hunter Resources, Inc.,
                               10.000%  06/(d)07             500          513
                                                                    ---------
                                                                          722
                                                                    ---------
 ------------------------------------------------------------------------------
 RETAIL TRADE - 0.5%
  FOOD STORES - 0.4%
  Pathmark Stores, Inc.,
                                9.625%  05/01/03             200          189
  Ralphs Grocery Co.,
                               10.450%  06/15/04             250          275
                                                                    ---------
                                                                          464
                                                                    ---------
  MISCELLANEOUS RETAIL - 0.1%
  Finlay Fine Jewelry Corp.,
                               10.625%  05/01/03             100          105
                                                                    ---------
                                                                    ---------
 ------------------------------------------------------------------------------
 SERVICES - 1.7%
  AMUSEMENT & RECREATION - 0.2%
  E & S Holdings,
                               10.375%  10/01/06             250          213
                                                                    ---------
  BUSINESS SERVICES - 0.5%
  Ameriserv Food Co.,
                               10.125%  07/(d)07             500          520
  Pierce Leahy Corp.,
                               11.125%  07/15/06             162          183
                                                                    ---------
                                                                          703
                                                                    ---------
  HOTELS, CAMPS & LODGING - 1.0%
  Eldorado Resorts,
                               10.500%  08/15/06             250          272
  HMH Properties, Inc.
                                9.500%  05/15/05             150          158
  Horseshoe Gaming,
                                9.375%  06/15/07             600          614
  Wyndham Hotel Corp.,
                               10.500%  05/15/06             200          229
                                                                    ---------
                                                                        1,273
                                                                    ---------
 ------------------------------------------------------------------------------
 TRANSPORTATION, COMMUNICATION,
 ELECTRIC, GAS & SANITARY SERVICES - 5.0%
  AIR TRANSPORTATION - 0.2%
  U.S. Air, Inc.,
                               10.375%  03/01/13             200          224
                                                                    ---------
  BROADCASTING - 0.3%
  Allbritton Communications Co.,
                               11.500%  08/15/04             100          105
  NWCG Holding Corp.,
                          (e)           06/15/99             175          158
  Young Broadcasting Corp.,
                               11.750%  11/15/04             100          110
                                                                    ---------
                                                                          373
                                                                    ---------
  CABLE - 0.8%
  Bell Cablemedia, PLC,
    stepped coupon,  (11.950% 07/15/99)
                          (g)           07/(f)04             150          135
  Diamond Cable Co.,
    stepped coupon,  (10.750% 02/15/02)
                          (g)           02/15/07             350          227
  Marcus Cable Co., L.P.:
                               11.875%  10/01/05             250          271
    stepped coupon,  (14.250% 06/15/00)
                          (g)           12/15/05             400          336
  Videotron Holding, PLC,
    stepped coupon,  (11.000% 08/15/00)
                          (g)           08/(f)05             100           85
                                                                    ---------
                                                                        1,054
                                                                    ---------
  COMMUNICATIONS - 1.3%
  Intermedia Communications, Inc.,
    stepped coupon,  (11.250% 07/15/02)
                          (g)           07/15/07             500          328
  Sprint Spectrum, LP,
    stepped coupon,  (12.500% 08/15/01)
                          (g)           08/15/06             850          654
  Teleport Communications Group, Inc.,
    stepped coupon,  (11.125% 07/01/01)
                          (g)           07/01/07             850          667
                                                                    ---------
                                                                        1,649
                                                                    ---------
  ELECTRIC, GAS & SANITARY SERVICES - 0.6%
  Allied Waste Industries, Inc.,
    stepped coupon,  (11.300% 06/01/02)
                          (g)           06/01/07             350          238
  Mesa Operating Co.:
                               10.625%  07/01/06             200          230
    stepped coupon,  (11.625% 07/01/01)
                          (g)           07/01/06             400          321
                                                                    ---------
                                                                          789
                                                                    ---------
  ELECTRIC SERVICES - 0.1%
  California Energy Co., Inc.,
                                9.500%  09/15/06             100          108
                                                                    ---------
  GAS SERVICES - 0.4%
  California Energy Co., Inc.,
                                9.875%  06/30/03             250          272
  HS Resources, Inc.,
                                9.250%  11/15/06             250          257
                                                                    ---------
                                                                          529
                                                                    ---------
  SANITARY SERVICES - 0.2%
  Allied Waste North America, Inc.,
                               10.250%  12/01/06             250          271
                                                                    ---------
  TELECOMMUNICATION - 1.1%
  Brooks Fiber Properties, Inc.,
    stepped coupon,  (10.875% 03/01/01)
                          (g)           03/01/06             100           81
  Comcast Cellular Corp.,
                                9.500%  05/01/07             500          518
  Echostar Communications Corp.,
    stepped coupon,  (12.875% 06/01/99)
                          (g)           06/01/04             500          448
  PanAmSat Corp.,
    stepped coupon,  (11.375% 08/01/98)
                          (g)           08/01/03             200          198
  WorldCom, Inc.,
                                9.375%  01/15/04           $ 174        $ 184
                                                                    ---------
                                                                        1,429
                                                                    ---------
 TOTAL CORPORATE FIXED-INCOME
 BONDS & NOTES (cost of $17,589)                                       18,146
                                                                    ---------
 U.S. GOVERNMENT OBLIGATIONS - 10.2%
 ------------------------------------------------------------------------------
  U.S. Treasury Bonds:
                                8.750%  05/(h)17           5,463        7,027
                               11.625%  11/15/04           2,350        3,117
                                                                    ---------
                                                                       10,144
                                                                    ---------
  U.S. Treasury Note,
                               11.875%  11/(h)03           2,300        2,996
                                                                    ---------
 TOTAL U.S. GOVERNMENT OBLIGATIONS (cost of $12,665)                   13,140
                                                                    ---------
 FOREIGN GOVERNMENT &
 AGENCY OBLIGATIONS - 8.9%                 CURRENCY
 ------------------------------------------------------------------------------
  Australian Government Bonds,
                               10.000%  02/15/06      A$   1,571        1,390
  Government of Sweden,
                               10.250%  05/05/03      SK   5,500          875
  Kingdom of Denmark,
                                8.000%  03/15/06      DK   8,450        1,450
  Mexican Brady Bonds,
                                6.250%  12/31/19(i)          300          235
  Mexican Global Bonds,
                                9.750%  02/06/01(i)          610          628
  Poland Non-U.S. Global Registered Bond,
                                6.688%  10/27/24(j)          213          199
  Republic of Argentina,
                               11.250%  04/10/06(k)    G     425          261
  Republic of Poland (Brady),
   Past Due Interest, stepped coupon,
   (5.000% 10/27/98)            4.000%  10/27/14(l)          250          205
  Republic of South Africa,
                                8.500%  06/23/17(m)          300          289
  Russian Ministry of Finance:
                                9.000%  03/25/04(n)    G     950          518
                               10.000%  06/26/07(o)          696          630
  Spanish Government Bonds,
                               10.000%  02/28/05      SP     100          854
  United Kingdom:
                                9.000%  08/06/12      KB     540      $ 1,106
                                9.750%  08/27/02      KB     590        1,108
                               10.000%  09/08/03      KB     570        1,107
  Western Australia Treasury Corp.,
                               10.000%  07/15/05  A$         750          651
                                                                    ---------
 TOTAL FOREIGN GOVERNMENT & AGENCY
 OBLIGATIONS (cost of $11,578)                                         11,506
                                                                    ---------
 TOTAL BONDS & NOTES (cost of $41,832)                                 42,792
                                                                    ---------
 TOTAL INVESTMENTS - 90.5% (cost of $96,569) (p)                      116,864
                                                                    ---------
 SHORT-TERM OBLIGATIONS - 8.2%
 ------------------------------------------------------------------------------
  Repurchase agreement with Greenwich Capital Markets,
  Inc., dated 10/31/97, due 11/03/97 at 5.625%, collateralized by U.S. Treasury notes maturing in 2015, market
  value $10,802 (repurchase proceeds $10,528)             10,523       10,523
                                                                    ---------
 FORWARD CURRENCY CONTRACTS - (0.1)% (q)                                 (120)
 -----------------------------------------------------------------------------
 OTHER ASSETS & LIABILITIES, NET - 1.4%                                 1,862
 -----------------------------------------------------------------------------
 NET ASSETS - 100.0%                                                $ 129,129
                                                                    =========
 NOTES TO INVESTMENT PORTFOLIO:
 ------------------------------------------------------------------------------
 (a)  Rounds to less than one.
 (b)  Non-income producing.
 (c) Represents fair value as determined in good faith under the direction of the Trustees.
 (d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, the value of these securities amounted to $1,529 or 1.2% of net assets.
 (e)  Zero coupon bond.
 (f)  This is a British security. Par amount is stated in U.S. dollars.
 (g) Currently zero coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.
 (h) These securities, or a portion thereof, with a total market value of $10,023 are being used to collateralize the forward currency exchange contracts shown below.
 (i)  This is a Mexican security. Par amount is stated in U.S. dollars.
 (j) This is a Polish security. Par amount is stated in U.S. dollars. Interest rate shown is a floating rate coupon which changes every six months.
 (k) This is an Argentinean security. Par amount is stated in German Deutschemarks.
 (l) This is a Polish security. Par amount is stated in U.S. dollars. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.
 (m)  This is a South African security. Par amount is stated in U.S. dollars.
 (n)  This is a Russian security. Par amount is stated in German Deutschemarks.

 (o)  This is a Russian security. Par amount is stated in U.S. dollars.
 (p)  Cost for federal income tax purposes is $96,655.
 (q) As of October 31, 1997, the Fund had entered into the following forward currency exchange contracts:
                                                                  Net Unrealized
                                                                  Appreciation
  Contracts             In Exchange           Settlement          (Depreciation)
  to Deliver                    For              Date              (U.S. $)
  -----------------------------------------------------------------------------
  G          690        US$    390           11/06/1997             $   (10)
  US$        398        G      690           11/06/1997                   2
  G        1,750        US$    991           11/07/1997                 (24)
  US$      1,012        G    1,750           11/07/1997                   2
  KB       1,500        US$  2,434           11/17/1997                 (74)
  Fr       2,603        US$    440           11/24/1997                 (11)
  SK       3,390        US$    447           12/03/1997                  (6)
  A$       2,970        US$   2085           12/04/1997                   1
                                                                    ---------
                                                                    $  (120)
                                                                    =========

SUMMARY OF SECURITIES
BY COUNTRY/CURRENCY                    COUNTRY/CURRENCY   VALUE    % OF TOTAL
------------------------------------------------------------------------------
United States                                          $ 94,984          81.3
United Kingdom                              UK/KB         5,012           4.3
Australia                                   Au/A$         2,282           2.0
Germany                                       G           2,124           1.8
Spain                                       Sp/SP         2,068           1.8
Netherlands                                   Ne          1,701           1.5
Denmark                                     De/DK         1,660           1.4
Japan                                         Ja          1,127           1.0
Sweden                                      Sw/SK         1,015           0.9
Mexico                                        Mx            958           0.8
France                                        Fr            664           0.6
Russia                                        RU            630           0.5
Italy                                         It            521           0.4
Canada                                        Ca            494           0.4
Switzerland                                   Sz            494           0.4
Poland                                        PL            404           0.3
South Africa                                  SA            289           0.2
Hong Kong                                     HK            127           0.1
Singapore                                     Si            102           0.1
Belgium                                       Be             84           0.1
Norway                                        No             84           0.1
Malaysia                                      Ma             23           0.0
Philippines                                   Ph             17           0.0
                                                      ---------         -----
                                                      $ 116,864         100.0
                                                      =========         =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

   Acronym                                  Name
   -------                                 ------
     ADR                        American Depositary Receipt
     PIK                              Payment-In-Kind
    PRIDES       Preferred Redeemable Increased Dividend Equity Securities

See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                OCTOBER 31, 1997

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $96,569)                               $ 116,864
Short-term obligations                                               10,523
                                                                  ---------
                                                                    127,387
Cash held in foreign banks (cost $2)               $      2
Receivable for:
  Interest                                            1,157
  Investments sold                                      542
  Fund shares sold                                      239
  Dividends                                              75
  Foreign tax reclaims                                   10
Deferred organization expenses                           28
Other                                                     1           2,054
                                                   --------       ---------
    Total Assets                                                    129,441
LIABILITIES
Unrealized depreciation on forward
  currency contracts                                    120
Payable for:
  Fund shares repurchased                               158
Payable to Adviser                                       12
Accrued:
  Deferred Trustees fees                                  1
Other                                                    21
                                                   --------
    Total Liabilities                                                   312
                                                                  ---------
NET ASSETS                                                        $ 129,129
                                                                  =========
Net asset value & redemption price per share -
Class A ($45,736/3,164)                                           $   14.45
                                                                  =========
Maximum offering price per share - Class A
($14.45/0.9525)                                                   $   15.17(a)
                                                                  =========
Net asset value & offering price per share -
Class B ($77,005/5,337)                                           $   14.43(b)
                                                                  =========
Net asset value & offering price per share -
Class C ($6,388/442)                                              $   14.45(b)
                                                                  =========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1997

(in thousands)

INVESTMENT INCOME
Interest                                                            $ 3,778
Dividends                                                               900
                                                                  ---------
     Total investment income (net of nonrebatable
     foreign taxes withheld at source which
     amounted to $33)                                                 4,678
EXPENSES
Management fee                                        $ 712
Service fee                                             256
Distribution fee - Class A                              110
Distribution fee - Class B                              450
Distribution fee - Class C                               39
Transfer agent                                          318
Bookkeeping fee                                          45
Registration fee                                         40
Custodian fee                                            29
Audit fee                                                17
Trustees fee                                             14
Reports to shareholders                                  18
Legal fee                                                 6
Amortization of deferred
 organization expenses                                   14
Other                                                     5
                                                   --------
                                                      2,073
Fees waived by the Adviser                              (94)          1,979
                                                   --------       ---------
       Net Investment Income                                          2,699
                                                                  ---------
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
Investments                                             821
Foreign currency transactions                           707
                                                   --------
    Net Realized Gain                                                 1,528
Change in unrealized appreciation (depreciation) during
    the period on:
Investments                                          11,452
Foreign currency transactions                          (106)
                                                   --------
    Net Change in Unrealized Appreciation                            11,346
                                                                  ---------
       Net Gain                                                      12,874
                                                                  ---------
Increase in Net Assets from Operations                            $  15,573
                                                                  =========

See notes to financial statements.

                    STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                      Year ended October 31
                                                    -----------------------
INCREASE (DECREASE) IN NET ASSETS                    1997(a)           1996
Operations:
Net investment income                              $  2,699        $  1,374
Net realized gain                                     1,528           1,399
Net unrealized appreciation                          11,346           3,841
                                                   --------        --------
    Net Increase from Operations                     15,573           6,614
Distributions:
From net investment income - Class A                 (1,033)           (508)
From net realized gains - Class A                      (485)            (59)
From net investment income - Class B                 (1,442)           (650)
From net realized gains - Class B                      (783)            (69)
From net investment income - Class C                   (125)            (85)
From net realized gains - Class C                       (71)            (14)
                                                   --------        --------
                                                     11,634           5,229
                                                   --------        --------
Fund Share Transactions:

Receipts for shares sold - Class A                   19,814          13,772
Value of distributions reinvested - Class A           1,423             523
Cost of shares repurchased - Class A                 (5,245)         (7,076)
                                                   --------        --------
                                                     15,992           7,219
                                                   --------        --------
Receipts for shares sold - Class B                   36,345          25,817
Value of distributions reinvested - Class B           2,074             659
Cost of shares repurchased - Class B                 (8,391)         (7,446)
                                                   --------        --------
                                                     30,028          19,030
                                                   --------        --------
Receipts for shares sold - Class C                    3,286           1,940
Value of distributions reinvested - Class C             174              94
Cost of shares repurchased - Class C                 (1,184)         (3,107)
                                                   --------        --------
                                                      2,276          (1,073)
                                                   --------        --------
Net Increase from Fund
  Share Transactions                                 48,296          25,176
                                                   --------        --------
        Total Increase                               59,930          30,405
NET ASSETS
Beginning of period                                  69,199          38,794
                                                   --------        --------
End of period (including undistributed
net investment income of $580 and $242,
respectively)                                      $129,129        $ 69,199
                                                   ========        ========

(a) Class D shares were redesignated Class C shares on July 1, 1997. Statement of Changes in Net Assets continued on following page.

See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

(in thousands)                                      Year ended October 31
                                                    -----------------------
NUMBER OF FUND SHARES                                1997(a)           1996
Sold - Class A                                        1,458           1,111
Issued for distributions reinvested - Class A           106              42
Repurchased - Class A                                  (381)           (575)
                                                   --------        --------
                                                      1,183             578
                                                   --------        --------
Sold - Class B                                        2,684           2,088
Issued for distributions reinvested - Class B           154              54
Repurchased - Class B                                  (608)           (605)
                                                   --------        --------
                                                      2,230           1,537
                                                   --------        --------
Sold - Class C                                          241             157
Issued for distributions reinvested - Class C (a)        13               8
Repurchased - Class C                                   (87)           (248)
                                                   --------        --------
                                                        167             (83)
                                                   --------        --------

(a) Class D shares were redesignated Class C shares on July 1, 1997.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                                OCTOBER 31, 1997

NOTE 1. ACCOUNTING POLICIES
-------------------------------------------------------------------------------
ORGANIZATION: Colonial Strategic Balanced Fund (the Fund), a series of Colonial Trust III, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek current income and long term growth, consistent with prudent risk, by diversifying investments primarily in U.S. and foreign equity and debt securities. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and a continuing distribution fee; Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Effective July 1, 1997, Class D shares were redesignated to Class C shares which are subject to an annual distribution fee and a contingent deferred sales charge.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class A, Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, net investment income per share data reflects the distribution fee applicable to each class.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fee applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $69,500 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.70% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective October 1, 1997, and continuing through September 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Financial Investments, Inc., formerly Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended October 31, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $40,427 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $123,845 and $4,091, on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.30% for Class A and 0.75% for Class B and Class C, annually, of the average net assets attributable to Class A, Class B, and Class C shares, respectively.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.10% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3.  PORTFOLIO INFORMATION
-------------------------------------------------------------------------------
INVESTMENT ACTIVITY: For the year ended October 31, 1997, purchases and sales of investments, other than short-term obligations, were $88,274,695 and $40,455,054, respectively, of which $8,155,306 and $1,958,814, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at October 31, 1997, based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation                   $22,385,042
Gross unrealized depreciation                    (2,176,408)
                                                -----------
        Net unrealized appreciation             $20,208,634
                                                ===========

OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4.  LINE OF CREDIT
-------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended October 31, 1997.

NOTE 5.  COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
At October 31, 1997, net assets consisted of:
Capital paid in                                                   $ 107,058
Undistributed net investment income                                     580
Accumulated net realized gain                                         1,312
Net unrealized appreciation (depreciation) on:
  Investments                                                        20,295
  Foreign currency transactions                                        (116)
                                                                  ----------
                                                                  $ 129,129
                                                                  =========

                              FINANCIAL HIGHLIGHTS

 Selected data for a share of each class outstanding throughout each period are as follows:

                                                   Year ended October 31
                                          ----------------------------------
                                                        1997
                                          Class A      Class B      Class C (b)
                                          --------     --------     --------
 Net asset value -
   Beginning of period                    $ 12.910     $ 12.890     $ 12.910
                                          --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)(c)                0.404        0.342        0.342
 Net realized and unrealized gain (c)        1.762        1.766        1.766
                                          --------     --------     --------
    Total from Investment
       Operations                            2.166        2.108        2.108
                                          --------     --------     --------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
 From net investment income                 (0.393)      (0.335)      (0.335)
 From net realized gains                    (0.233)      (0.233)      (0.233)
                                          --------     --------     --------
    Total Distributions Declared
       to Shareholders                      (0.626)      (0.568)      (0.568)
                                          --------     --------     --------
 Net asset value -
   End of period                          $ 14.450     $ 14.430     $ 14.450
                                          ========     ========     ========
 Total return (d)(e)                         17.24%       16.77%       16.75%
                                          ========     ========     ========
 RATIOS TO AVERAGE NET ASSETS
 Expenses (f)                                 1.65%        2.10%        2.10%
 Net investment income (f)                    2.93%        2.48%        2.48%
 Fees and expenses waived
  or borne by the Adviser (f)                 0.09%        0.09%        0.09%
 Portfolio turnover                             45%          45%          45%
 Average commission rate                  $ 0.0260     $ 0.0260     $ 0.0260
 Net assets at end
 of period (000)                          $ 45,736     $ 77,005     $  6,388
 (a) Net of fees and expenses waived or
     borne by the Adviser which amounted
     to:                                  $ 0.013      $ 0.013      $ 0.013
 (b) Class D shares were redesignated Class C shares on July 1, 1997.
 (c) Per share data was calculated using average shares outstanding during the period.
 (d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
 (e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
 (f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                          FINANCIAL HIGHLIGHTS - CONT.

 Selected data for a share of each class outstanding throughout each period are as follows:

                                                   Year ended October 31
                                          ----------------------------------
                                                        1996
                                          Class A      Class B      Class C(b)
                                          --------     --------     --------
 Net asset value -
   Beginning of period                    $ 11.650     $ 11.640     $ 11.650
                                          --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (a)(c)                0.369        0.314        0.314
 Net realized and unrealized gain (c)        1.264        1.260        1.258
                                          --------     --------     --------
    Total from Investment
       Operations                            1.633        1.574        1.572
                                          --------     --------     --------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
 From net investment income                 (0.333)      (0.284)      (0.272)
 From net realized gains                    (0.040)      (0.040)      (0.040)
                                          --------     --------     --------
    Total Distributions Declared
       to Shareholders                      (0.373)      (0.324)      (0.312)
                                          --------     --------     --------
 Net asset value -
   End of period                          $ 12.910     $ 12.890     $ 12.910
                                          ========     ========     ========
 Total return (d)(e)                         14.24%       13.71%       13.68%
                                          ========     ========     ========
 RATIOS TO AVERAGE NET ASSETS
 Expenses (f)                                 1.65%        2.10%        2.10%
 Net investment income (f)                    2.99%        2.54%        2.54%
 Fees and expenses waived
  or borne by the Adviser (f)                 0.19%        0.19%        0.19%
 Portfolio turnover                             59%          59%          59%
 Average commission rate(g)               $ 0.0299     $ 0.0299     $ 0.0299
 Net assets at end
 of period (000)                          $ 25,580     $ 40,065     $  3,554
(a) Net of fees and expenses waived or
    borne by the Adviser which amounted
    to:                                   $ 0.023      $ 0.023      $ 0.023
(b) Class D shares were redesignated Class C shares on July 1, 1997.
(c) Per share data was calculated using average shares outstanding during the period.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                         FINANCIAL HIGHLIGHTS - CONT.

                                Year ended October 31
                        -------------------------------------
                                         1995
                        Class A        Class B       Class C(b)
                        --------       --------      --------

                        $  9.910       $  9.900      $  9.900
                        --------       --------      --------

                           0.325          0.277         0.277

                           1.764          1.769         1.774
                        --------       --------      --------

                           2.089          2.046         2.051
                        --------       --------      --------

                          (0.349)        (0.306)       (0.301)
                           -              -             -
                        --------       --------      --------

                          (0.349)        (0.306)       (0.301)
                        --------       --------      --------

                        $ 11.650       $ 11.640      $ 11.650
                        ========       ========      ========
                          21.47%         21.00%        21.04%
                        ========       ========      ========

                           1.65%         2.10%          2.10%
                           3.05%         2.60%          2.60%

                           0.43%         0.43%          0.43%
                             49%           49%            49%
                           -              -             -

                        $ 16,346     $ 18,284       $ 4,164

                         $ 0.042      $ 0.042       $ 0.042


-------------------------------------------------------------------------------
1997 State tax information (unaudited)
An average of 10% of the Fund's investments as of the end of each quarter were in direct obligations of the U.S. Treasury.

Approximately 28% of the Fund's distributions (14% of gross income) was derived from interest on direct investments in U.S. Treasury bonds, notes and bills.
-------------------------------------------------------------------------------

                      FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                               Period ended October 31
                                          ----------------------------------
                                                   1994 (b)
                                          Class A      Class B      Class C(c)
                                          --------     --------     --------
Net asset value -
   Beginning of period                    $ 10.000     $ 10.000     $ 10.000
                                          --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (a)(d)                                0.035        0.029        0.029
Net realized and
unrealized gain (loss) (d)                  (0.125)      (0.129)      (0.129)
                                          --------     --------     --------
   Total from Investment
      Operations                            (0.090)      (0.100)      (0.100)
                                          --------     --------     --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                                       --           --           --
                                          --------     --------     --------

Net asset value -
  End of period                           $  9.910     $  9.900     $  9.900
                                          ========     ========     ========
Total return (e)(f)                          (0.90)(g)    (1.00)(g)  (1.00)%(g)
                                          ========     ========     ========

RATIOS TO AVERAGE NET ASSETS
Expenses                                      1.65(h)      2.10(h)     2.10%(h)
Net investment income                         3.01(h)      2.56(h)     2.56%(h)
Fees waived or borne
 by the Adviser                               0.35(h)      0.35(h)     0.35%(h)
Portfolio turnover                               0%           0%          0%
Net assets at end
of period (000)                           $  6,394     $  6,332     $  2,231

(a) Net of fees and expenses waived or borne by the Adviser which
    amounted to:                          $  0.004     $  0.004     $  0.004
(b) The Fund commenced investment operations on September 19, 1994.
(c) Class D shares were redesignated Class C shares on July 1, 1997.
(d) Per share data was calculated using average shares outstanding during the period.
(e) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) Annualized.

                        REPORT OF INDEPENDENT ACCOUNTANTS

T0 THE TRUSTEES OF COLONIAL TRUST III AND THE SHAREHOLDERS OF
   COLONIAL STRATEGIC BALANCED FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Strategic Balanced Fund (a series of Colonial Trust III) at October 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at October 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts
December 10, 1997

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Colonial Investors Service Center directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Financial Investments, by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Financial Investments of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Financial Investments. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Strategic Balanced Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial Strategic Balanced Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Strategic Balanced Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

[graphic omitted] LIBERT FINANCIAL INVESTMENTS, INC. (C)1997
                  Distributor for Colonial Funds, Stein Roe Advisor Funds and
                    Newport Funds
                  One Financial Center, Boston, MA 02111-2621

                                                       SB-02/382E-1097 M (12/97)